Emoluments of Directors and Supervisors (Tables)	12 Months Ended
Dec. 31, 2021
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Details of the Emoluments of Directors and Supervisors
Details of the emoluments of directors and supervisors for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021				2020	2019
Name	Fee for directors and supervisors	Salaries, allowances and other benefits	Contribution to retirement benefit scheme	Total	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Chairmen:
Mr. Dai Houliang (i)	—	—	—	—	—	—
Mr. Wang Yilin (i)	—	—	—	—	—	—
Vice chairmen:
Mr. Hou Qijun (ii)	—	—	—	—	—	983
Mr. Li Fanrong (i)	—	—	—	—	—	—
Mr. Zhang Wei(vii)	—	—	—	—	—	—
Executive directors:
Mr. Huang Yongzhang (iii)	—	505	124	629	—	—
Mr. Ren Lixin (ii)	—	139	56	195	—	—

	—	644	180	824	—	983

Non-executive directors:
Mr. Duan Liangwei (iii)	—	196	41	237	735	—
Mr. Liu Yuezhen	—	—	—	—	—	—
Mr. Jiao Fangzheng(ix)	—	—	—	—	—	—
Mr. Liu Hongbin(viii)	—	—	—	—	—	—
Mr. Qin Weizhong(x)	—	—	—	—	—	—
Mr. Lin Boqiang	—	—	—	—	388	386
Mr. Zhang Biyi	—	—	—	—	398	386
Ms. Elsie Leung Oi-sie	556	—	—	556	331	319
Mr. Tokuchi Tatsuhito	527	—	—	527	331	351
Mr. Simon Henry	499	—	—	499	320	340
Mr. Cai Jinyong (iv)	575	—	—	575	—	—
Mr. Jiang Xiaoming (iv)	575	—	—	575	—	—

	2,732	196	41	2,969	2,503	1,782

Supervisors:
Mr. Lv Bo (v)	—	—	—	—	—	—
Mr. Xu Wenrong (v)	—	—	—	—	—	—
Mr. Zhang Fengshan	—	—	—	—	—	—
Mr. Jiang Lifu	—	—	—	—	—	—
Mr. Lu Yaozhong	—	—	—	—	—	—
Mr. Wang Liang	—	—	—	—	—	—
Mr. Fu Suotang	—	1,325	108	1,433	1,367	1,155
Mr. Li Jiamin	—	1,109	146	1,255	1,006	978
Mr. Li Wendong (vi)	—	102	35	137	1,193	1,067
Mr. Liu Xianhua	—	847	98	945	1,011	845

	—	3,383	387	3,770	4,577	4,045

	2,732	4,223	608	7,563	7,080	6,810

(i)
Mr. Wang Yilin ceased being the chairman from January 19, 2020. Mr. Dai Houliang was elected as the chairman and Mr. Li Fanrong was elected as the vice chairman from March 25, 2020. On May 10, 2021, Mr. Li Fanrong ceased being the vice chairman and the director.

(ii)	Mr. Hou Qijun and Mr. Ren Lixin was appointed as director from October 21, 2021; and Mr. Hou Qijun was appointed as Vice chairman from October 28, 2021.
(iii)
Mr. Duan Liangwei was appointed as the president and executive director from March 9, 2020; On March 25, 2021, Mr. Duan Liangwei resigned as the Company’s president and was transferred from an executive director to a non-executive
director, and no longer received remuneration from the Company; Mr. Huang Yongzhang was appointed as the Company’s president and the executive director.

(iv)
Mr. Cai Jinyong and Mr. Jiang Xiaoming were elected as independent non-executive
directors from June 11, 2020, and began to perform their duties. The remuneration had not been paid at the end of December 31, 2020. Mr. Zhang Biyi and Mr. Lin Boqiang ceased being the independent non-executive
director from June 11, 2020.

(v)
Mr. Xu Wenrong ceased being the Chairman of the Supervisory Committee and supervisor and Mr. Lv Bo ceased being the non-executive
director from October 20, 2020. Mr. Lv Bo was elected as the Chairman of the Supervisory Committee and supervisor from November 5, 2020.

(vi)	On May 28, 2021, Mr. Li Wendong resigned as the employee representative supervisor of the Company.
(vii)	Mr. Zhang Wei was elected as the non-executive director and vice chairman from June 13, 2019 and ceased being the non-executive director and vice chairman from December 9, 2019.
(viii)	Mr. Liu Hongbin ceased being the non-executive director from December 3, 2019.
(ix)	Mr. Jiao Fangzheng was elected as the non-executive director from June 13, 2019.
(x)	Mr. Qin Weizhong ceased being the non-executive director from April 15, 2019.
(xi)	The emoluments above are all pre-tax amounts.